Investments - Components of Net Investment Return (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Net interest and dividend income	$ 53.4	$ 34.0	$ 142.9	$ 83.5
Investment expenses	(1.3)	(0.9)	(3.8)	(2.7)
Net investment income	52.1	33.1	139.1	80.8
Net realized losses on fixed maturity securities, available-for-sale	(6.0)	(0.2)	(19.5)	(0.6)
Net realized gains on other investments	0.1	0.0	0.1	2.2
Change in net unrealized gains/(losses) on other investments	2.5	(1.2)	1.9	0.7
Change in provision for expected credit losses	2.9	(3.9)	1.0	(4.7)
Net realized and unrealized investment losses	(0.5)	(5.3)	(16.5)	(2.4)
Total realized and unrealized investments gains/(losses) and net investment income	$ 51.6	$ 27.8	$ 122.6	$ 78.4